UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-21279
                                                     ---------

                               THE MERGER FUND VL
                               ------------------
               (Exact name of registrant as specified in charter)

                             100 SUMMIT LAKE DRIVE
                             ---------------------
                            VALHALLA, NEW YORK 10595
                            ------------------------
              (Address of principal executive offices) (Zip code)

                                BONNIE L. SMITH
                                ---------------
                             100 SUMMIT LAKE DRIVE
                             ---------------------
                            VALHALLA, NEW YORK 10595
                            ------------------------
                    (Name and address of agent for service)

                                  914-741-5600
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31
                         -----------

Date of reporting period:  JUNE 30, 2004
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               THE MERGER FUND VL

                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2004

THE MERGER FUND VL
SCHEDULE OF INVESTMENTS
JUNE 30, 2004
(UNAUDITED)

  SHARES                                                               VALUE
  ------                                                               -----

COMMON STOCKS -- 86.86%*<F1>

             BANKS -- 4.68%*<F1>
     200     Charter One Financial, Inc.                              $  8,838
     200     SouthTrust Corporation                                      7,762
                                                                      --------
                                                                        16,600
                                                                      --------

             BROADCASTING -- 2.09%*<F1>
     350     Lin TV Corp -- Class A**<F2>                                7,420
                                                                      --------

             COMPUTER SOFTWARE -- 3.65%*<F1>
     700     PeopleSoft, Inc.(3)<F6>**<F2>                              12,950
                                                                      --------

             ELECTRIC UTILITIES -- 2.80%*<F1>
     400     Unisource Energy Corporation                                9,940
                                                                      --------

             HOTELS & GAMING -- 5.81%*<F1>
     300     Mandalay Resort Group(2)<F5>                               20,592
                                                                      --------

             HUMAN RESOURCES -- 1.52%*<F1>
   1,000     Exult Inc.**<F2>                                            5,380
                                                                      --------

             INFORMATION TECHNOLOGY -- 2.84%*<F1>
     776     The Titan Corporation(4)<F7>**<F2>                         10,072
                                                                      --------

             MANAGED CARE -- 4.74%*<F1>
     150     WellPoint Health Networks Inc.(2)<F5>**<F2>                16,802
                                                                      --------

             PHARMACEUTICALS -- 23.49%*<F1>
     500     Aventis S.A. -- ADR(1)<F4>(3)<F6>                          38,035
     600     CIMA Labs Inc.(2)<F5>**<F2>                                20,238
   1,000     ILEX Oncology, Inc.**<F2>                                  24,990
                                                                      --------
                                                                        83,263
                                                                      --------

             REAL ESTATE INVESTMENT TRUSTS -- 3.68%*<F1>
     200     Chelsea Property Group, Inc.(3)<F6>                        13,044
                                                                      --------

             SATELLITE COMMUNICATIONS -- 1.31%*<F1>
     200     PanAmSat Corporation(3)<F6>**<F2>                           4,644
                                                                      --------

             SAVINGS & LOANS -- 8.01%*<F1>
     700     New York Community Bancorp, Inc.                           13,741
     200     Seacoast Financial Services Corporation                     6,920
     200     Washington Mutual, Inc.                                     7,728
                                                                      --------
                                                                        28,389
                                                                      --------

             SECURITY SERVICES -- 2.08%*<F1>
     200     Kroll Inc.(2)<F5>**<F2>                                     7,376
                                                                      --------

             SEMICONDUCTORS -- 5.79%*<F1>
   3,271     ChipPAC, Inc. -- Class A**<F2>                             20,509
                                                                      --------

             TELEPHONY -- 14.37%*<F1>
   1,700     AT&T Wireless Services Inc.(2)<F5>**<F2>                   24,344
     600     Citizens Communications Company**<F2>                       7,260
   1,500     NextWave Telecom Inc. -- Class B**<F2>                      9,000
     700     Price Communications Corporation**<F2>                     10,332
                                                                      --------
                                                                        50,936
                                                                      --------

             TOTAL COMMON STOCKS (Cost $306,340)                       307,917
                                                                      --------

PRINCIPAL
  AMOUNT
---------
CORPORATE BONDS -- 0.57%*<F1>
 $ 2,000     Adelphia Communications Corporation
               9.38%, 11/15/2009 D<F3>(5)<F8>                            2,030
                                                                      --------
             TOTAL CORPORATE BONDS (Cost $2,119)                         2,030
                                                                      --------

SHORT-TERM INVESTMENTS -- 4.11%*<F1>
  14,557     First American Prime Obligations Fund                      14,557
                                                                      --------
             TOTAL SHORT-TERM INVESTMENTS (Cost $14,557)                14,557
                                                                      --------
             TOTAL INVESTMENTS (Cost $323,016)                        $324,504
                                                                      --------
                                                                      --------

ADR- American Depositary Receipt
   *<F1>  Calculated as a percentage of net assets.
  **<F2>  Non-income producing security.
   D<F3>  Security in default.
 (1)<F4>  Foreign security.
 (2)<F5> All or a portion of the shares have been committed as collateral for open short positions.
 (3)<F6> All or a portion of the shares have been committed as collateral for written option contracts.
 (4)<F7> All or a portion of the shares have been committed as collateral for short foreign currency contracts.
 (5)<F8>  Fair-valued security.

                     See notes to the financial statements.

THE MERGER FUND VL
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2004
(UNAUDITED)

  SHARES                                                                 VALUE
  ------                                                                 -----

    150      Anthem, Inc.                                              $13,434
    557      Genzyme Corporation                                        26,363
    820      Sanofi-Synthelabo SA -- ADR                                26,232
     80      Simon Property Group, Inc.                                  4,113
    140      Sovereign Bancorp, Inc.                                     3,094
  9,570      ST Assembly Test Services Limited                           7,523
    178      Wachovia Corporation                                        7,921
                                                                       -------
             TOTAL SECURITIES SOLD SHORT
               (Proceeds $86,607)                                      $88,680
                                                                       -------
                                                                       -------

ADR- American Depositary Receipt

                     See notes to the financial statements.

THE MERGER FUND VL
SCHEDULE OF OPTIONS WRITTEN
JUNE 30, 2004
(UNAUDITED)

CONTRACTS (100 SHARES PER CONTRACT)                                      VALUE
-----------------------------------                                      -----

CALL OPTIONS
          Citizens Communications Company
    6       Expiration August 21, 2004, Exercise Price $12.50           $  210
          Hewitt Associates, Inc. -- Class A
    2       Expiration August 21, 2004, Exercise Price $25.00              570
          Mandalay Resort Group
    1       Expiration July 17, 2004, Exercise Price $70.00                  2
          New York Community Bancorp, Inc.
    7       Expiration July 17, 2004, Exercise Price $20.00                490
          PeopleSoft, Inc.
    7       Expiration July 17, 2004, Exercise Price $17.50                945
          The Titan Corporation:
    1       Expiration August 21, 2004, Exercise Price $12.50              110
    2       Expiration August 21, 2004, Exercise Price $15.00               60
          Verizon Communications Inc.
    2       Expiration July 17, 2004, Exercise Price $35.00                250
          Washington Mutual, Inc.
    2       Expiration July 17, 2004, Exercise Price $40.00                 60
                                                                        ------
          TOTAL OPTIONS WRITTEN
            (Premiums received $3,460)                                  $2,697
                                                                        ------
                                                                        ------

                     See notes to the financial statements.

THE MERGER FUND VL
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
(UNAUDITED)

ASSETS:

  Investments, at value (Cost $323,016)                               $324,504
  Deposit at brokers for short sales                                    55,000
  Receivable from brokers for proceeds on securities sold short         72,930
  Receivable for investments sold                                       85,360
  Receivable for written options                                         1,768
  Receivable from investment advisor                                    19,407
  Dividends and interest receivable                                        219
  Prepaid expenses                                                         405
                                                                      --------
       Total Assets                                                    559,593
                                                                      --------

LIABILITIES:

  Securities sold short, at value (Proceeds of $86,607)   $88,680
  Options written, at value (Premiums received $3,460)      2,697
    See accompanying schedule
  Payable for investment securities purchased              91,484
  Payable for forward currency exchange contracts              37
  Accrued expenses and other payables                      22,164
                                                          -------
       Total Liabilities                                               205,062
                                                                      --------
NET ASSETS                                                            $354,531
                                                                      --------
                                                                      --------

NET ASSETS Consist Of:
  Accumulated undistributed net realized gain on investments
    sold and option contracts expired or closed                       $  1,106
  Net unrealized appreciation (depreciation) on:
    Investments                                           $ 1,488
    Short positions                                        (2,073)
    Written options                                           763
    Forward currency exchange contracts                       (36)
                                                          -------
    Net unrealized appreciation                                            142
  Paid-in capital                                                      353,283
                                                                      --------
       Total Net Assets                                               $354,531
                                                                      --------
                                                                      --------

NET ASSET VALUE, offering price and redemption price per share
  ($354,531/ 35,480 shares of beneficial interest outstanding)           $9.99
                                                                         -----
                                                                         -----

                     See notes to the financial statements.

THE MERGER FUND VL
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 26, 2004(1)<F9> THROUGH JUNE 30, 2004
(UNAUDITED)

INVESTMENT INCOME:

   Interest                                                           $     49
   Dividend income on long positions
     (net of foreign withholding taxes of $24)                             193
                                                                      --------
          Total investment income                                          242
                                                                      --------

EXPENSES:

   Investment advisory fee                                 $   238
   Transfer agent and shareholder servicing agent fees       9,940
   Federal and state registration fees                          36
   Professional fees                                         3,681
   Trustees' fees and expenses                               1,384
   Custody fees                                                  6
   Administration fee                                        6,696
   Reports to shareholders                                     458
   Borrowing costs                                             116
                                                           -------
          Total operating expenses                                      22,555
   Less: Expenses waived (Note 6)                                      (22,172)
                                                                      --------
          Total expenses                                                   383
                                                                      --------
NET INVESTMENT LOSS                                                       (141)
                                                                      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain on:
     Long transactions                                         715
     Option contracts expired or closed                        532
                                                           -------
     Net realized gain                                                   1,247
   Change in unrealized appreciation / depreciation on:
     Investments                                             1,488
     Short positions                                        (2,073)
     Written options                                           763
     Forward currency exchange contracts                       (36)
                                                           -------
     Net unrealized gain                                                   142
                                                                      --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                          1,389
                                                                      --------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                     $  1,248
                                                                      --------
                                                                      --------

(1)<F9>   Commencement of Operations.

                     See notes to the financial statements.

THE MERGER FUND VL
STATEMENT OF CHANGES IN NET ASSETS

                                                                                      PERIOD MAY 26, 2004 (1)<F10>
                                                                                         THROUGH JUNE 30, 2004
                                                                                      ----------------------------
                                                                                              (UNAUDITED)

Net investment loss                                                                            $   (141)
Net realized gain on investments sold and option contracts expired or closed                      1,247
Change in unrealized appreciation / depreciation on investments, foreign currencies, forward currency exchange contracts, short
  positions and written options                                                                     142
                                                                                               --------
Net increase in net assets resulting from operations                                              1,248
                                                                                               --------

Net increase in net assets from capital share transactions (Note 4)                             253,283
                                                                                               --------
Net increase in net assets                                                                      254,531

NET ASSETS:
Beginning of period                                                                             100,000
                                                                                               --------
End of period                                                                                  $354,531
                                                                                               --------
                                                                                               --------

(1)<F10>  Commencement of Operations.

                     See notes to the financial statements.

                               THE MERGER FUND VL
                              FINANCIAL HIGHLIGHTS

                                                           FOR THE PERIOD
                                                       MAY 26, 2004 (1)<F11>
                                                              THROUGH
                                                           JUNE 30, 2004
                                                       ---------------------
PER SHARE DATA:                                             (UNAUDITED)

Net Asset Value, beginning of period                           $10.00
                                                               ------
Income from investment operations:
  Net investment income                                            --
  Net realized and unrealized loss on investments               (0.01)
                                                               ------
  Total from investment operations                              (0.01)
                                                               ------
Net Asset Value, end of period                                 $ 9.99
                                                               ------
                                                               ------

Total Return                                                    (0.10)%(3)<F13>

Supplemental data and ratios:
  Net assets, end of period (000's)                              $355
  Ratio of operating expenses to average
    net assets including borrowing costs:
       Before expense waiver                                   118.44%(2)<F12>
       After expense waiver                                      2.01%(2)<F12>
  Ratio of operating expenses to average
    net assets excluding borrowing costs:
       Before expense waiver                                   117.83%(2)<F12>
       After expense waiver                                      1.40%(2)<F12>
  Ratio of net investment income to average net assets:
    Before expense waiver                                     (117.17)%(2)<F12>
    After expense waiver                                        (0.74)%(2)<F12>
  Portfolio turnover rate(4)<F14>                              226.20%(3)<F13>

(1)<F11>  Commencement of Operations.
(2)<F12>  Annualized.
(3)<F13>  Not Annualized.
(4)<F14> The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short positions). The denominator includes the average long positions throughout the period.

                     See notes to the financial statements.

                               THE MERGER FUND VL
                       NOTES TO THE FINANCIAL STATEMENTS
                           JUNE 30, 2004 (UNAUDITED)

NOTE 1 -- ORGANIZATION

   The Merger Fund VL (the "Fund") is a no-load, open-end, non-diversified investment company organized as a statutory trust under the laws of Delaware on November 22, 2002, and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The investment objective of the Fund is to seek to achieve capital growth by engaging in merger arbitrage. Shares of the Fund are not offered directly to the public. The Fund's shares are currently offered only to separate accounts funding variable annuity and variable life insurance contracts.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation

  Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other listed securities are valued at the last sales price on the exchange on which such securities are primarily traded or, in the case of options, at the last sales price on any exchange. Securities not listed on an exchange, securities for which there are no transactions or options whose last sales price is outside the parameters of the closing bid and asked prices are valued at the average of the closing bid and asked prices. Securities for which there are no such valuations are valued at fair value as determined in good faith by management under the supervision of the Board of Trustees. The Adviser (as defined herein) reserves the right to value securities, including options, at prices other than last-sale prices or the average of closing bid and asked prices when such prices are believed unrepresentative of fair market value as determined in good faith by the Adviser. At June 30, 2004, fair-valued long securities represented 0.63% of investments, at value. Investments in United States government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at amortized cost, which approximates market value.

B. Short Positions

  The Fund may sell securities or currencies short for hedging purposes. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C. Transactions with Brokers for Short Sales

  The Fund's receivable from brokers for proceeds on securities sold short and deposit at brokers for short sales are with one major securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivable from the broker for proceeds on securities sold short.

D. Federal Income Taxes

  No provision for federal income taxes has been made since the Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to continue to so comply in future years and to distribute investment company net taxable income and net capital gains to shareholders. Additionally, the Fund intends to make all required distributions to avoid federal excise tax.

E. Written Option Accounting

  The Fund writes (sells) call options to hedge portfolio investments. Put options can also be written by the Fund as part of a merger arbitrage strategy involving a pending corporate reorganization. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract written is valued at the mean of the last reported bid and asked prices on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security.

F. Purchased Option Accounting

  The Fund purchases put or call options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported or if the last sale is outside the parameters of the closing bid and asked prices, the option contract purchased is valued at the mean of the last reported bid and asked prices on the day of valuation. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

G. Forward Currency Exchange Contracts

  The Fund may enter into forward currency exchange contracts obligating the Fund to deliver or receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

H. Distributions to Shareholders

  Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends-paid-deduction.

I. Use of Estimates

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

J. Foreign Securities

  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

K. Foreign Currency Translations

  The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

L. When-Issued Securities

  The Fund may sell securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the agreement, these securities may be delivered for cash proceeds at a future date. The Fund records sales of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other open short-sale positions. The Fund segregates and maintains at all times cash, cash equivalents or other liquid securities in an amount at least equal to the market value for when-issued securities.

M. Other

  Investment and shareholder transactions are recorded on the trade date. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is accounted for on the accrual basis. The Fund may utilize derivative instruments including options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund's investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities.

NOTE 3 -- AGREEMENTS

   The Fund's investment adviser is Westchester Capital Management, Inc. (the "Adviser") pursuant to an investment advisory agreement dated July 1, 2003. Under the terms of this agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.25% of the Fund's average daily net assets. Certain officers of the Fund are also officers of the Adviser.

   U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

NOTE 4 -- SHARES OF BENEFICIAL INTEREST

   The Trustees have the authority to issue an unlimited amount of shares of beneficial interest without par value.

   Changes in shares of beneficial interest were as follows:

                                             PERIOD ENDED
                                            JUNE 30, 2004
                                          ------------------
                                          SHARES      AMOUNT
                                          ------      ------
   Sold                                   25,487     $253,358
   Redeemed                                   (7)         (75)
                                          ------     --------
   Net Increase                           25,480     $253,283
                                          ------     --------
                                          ------     --------

NOTE 5 -- INVESTMENT TRANSACTIONS

   Purchases and sales of securities for the period ended June 30, 2004 (excluding short-term investments, options and short positions) aggregated $575,373 and $267,627, respectively. There were no purchases or sales of U.S. Government Securities.

NOTE 6 -- ADVISER REIMBURSEMENT

   The Adviser has agreed to reduce its fees and reimburse The Merger FundVL to the extent total annualized expenses exceed 1.40% of average daily net assets. For the period ended June 30, 2004 the Adviser reimbursed $22,172 to the Fund.

NOTE 7 -- OPTION CONTRACTS WRITTEN

   The premium amount and the number of option contracts written during the period ended June 30, 2004, were as follows:

                                                   PREMIUM       NUMBER OF
                                                    AMOUNT       CONTRACTS
                                                   -------       ---------

   Options outstanding at May 26, 2004             $   --            --
   Options written                                  3,992            33
   Options expired                                   (532)           (3)
                                                   ------            --
   Options outstanding at June 30, 2004            $3,460            30
                                                   ------            --
                                                   ------            --

NOTE 8 -- FORWARD CURRENCY EXCHANGE CONTRACTS

   At June 30, 2004, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver or receive currencies at a specified future date. The net unrealized depreciation of $37 is included in the net unrealized appreciation (depreciation) section of the accompanying financial statements. The terms of the open contracts are as follows:

 SETTLEMENT   CURRENCY TO     U.S. $ VALUE AT    CURRENCY TO    U.S. $ VALUE AT
    DATE      BE DELIVERED     JUNE 30, 2004     BE RECEIVED     JUNE 30, 2004
 ----------   ------------     -------------     -----------     -------------
  7/15/04     8,000 Euros         $9,730      9,693 U.S. Dollars    $9,693

                               THE MERGER FUND VL
                    AVAILABILITY OF PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-343-8959 and on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to
-----------
portfolio securities during the period ending June 30, 2004 will be available after August 31, 2004 on the SEC's website at www.sec.gov or by calling the
                                              -----------
toll-free number listed above.

INVESTMENT ADVISER

     Westchester Capital Management, Inc.
     100 Summit Lake Drive
     Valhalla, NY  10595
     (914) 741-5600

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND PAYING AGENT AND SHAREHOLDER SERVICING AGENT

     U.S. Bancorp Fund Services, LLC
     615 East Michigan Street
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

CUSTODIAN

     U.S. Bank, N.A.
     P.O. Box 701
     Milwaukee, WI  53201-0701
     (800) 343-8959

TRUSTEES

     Frederick W. Green
     Michael J. Downey
     James P. Logan, III

EXECUTIVE OFFICERS

     Frederick W. Green, President
     Bonnie L. Smith, Vice President,
       Treasurer and Secretary

COUNSEL

     Fulbright & Jaworski L.L.P.
     666 Fifth Avenue
     New York, NY  10103

INDEPENDENT AUDITORS

     PricewaterhouseCoopers LLP
     100 East Wisconsin Avenue
     Milwaukee, WI  53202

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end management investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
------------------

(a) (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable for semi-annual reports.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  The Merger Fund VL
                   ----------------------------------------

     By (Signature and Title) /s/ Frederick W. Green
                              -----------------------------
                              Frederick W. Green, President

     Date      August 25, 2004
           ------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Frederick W. Green
                              -----------------------------
                              Frederick W. Green, President

     Date      August 25, 2004
           ------------------------------------------------

     By (Signature and Title) /s/Bonnie L. Smith
                              -----------------------------
                              Bonnie L. Smith, Treasurer

     Date      August 25, 2004
           ------------------------------------------------